Deposits by Customers (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 191,638	£ 197,313
Demand and time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	190,534	196,160
Amounts due to fellow Banco Santander subsidiaries and joint ventures
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	1,104	1,153
Equity index linked deposits
Disclosure Of Deposits From Customers [Line Items]
Capital amount guaranteed or protected	£ 364	£ 408